Shearman & Sterling llp
FAX: 212 848-7179		ABU DHABI
TELEX: 667290 WUI		BEIJING
www.shearman.com	599 LEXINGTON AVENUE	BRUSSELS
	NEW YORK, NY 10022-6069	DÜSSELDORF
	212 848-4000	FRANKFURT
HONG KONG
LONDON
MANNHEIM
MENLO PARK
MUNICH
NEW YORK
	September 8, 2005	PARIS
ROME
VIA EDGAR		SAN FRANCISCO
SINGAPORE
U.S. Securities and Exchange Commission		TOKYO
450 Fifth Street, N.W.		TORONTO
Washington, D.C. 20549		WASHINGTON, D.C.

Ladies and Gentlemen:
WebMD Health Corp.
Amendment No. 3 to Registration Statement on Form S-1 (File No. 333-124832)
     Attached for filing on behalf of our clients, WebMD Health Corp., a Delaware corporation, under the Securities Act of 1933, as amended, is Amendment No. 3 to the Registration Statement on Form S-1, including exhibits, for registration of its Class A common stock.
     Should you have any questions pertaining to this filing, please call the undersigned at (212) 848-7325.

Sincerely yours,
/s/ Stephen T. Giove
Stephen T. Giove

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the State of Delaware, which laws limit the personal liability of partners.